Marketable Securities (Contractual maturity) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Marketable securities by contractual maturity
Due in one year or less	$ 216
Due after one year through five years	77
Due after five years through ten years	4
Total marketable securities	$ 297	$ 127